united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2023

1-855-61-SUPER

www.SuperfundUS.com

Dear Shareholders:

We are pleased to provide you with the Semi-Annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). For the six-month period from November 1, 2022 to April 30, 2023, the Fund underperformed returning -15.02% and -14.97% for Class A shares and Class I shares respectively. The Fund’s benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index *, returned 2.10% for the same time period.

Performance Review

November 2022

During November, the overall economic outlook remained soft, despite assets in the Equities and Growth Sectors maintaining positive momentum from the previous month. Globally, market participants responded to U.S inflation data with optimism because inflation had decreased slightly. Markets were priced in anticipation that inflation would continue to decrease as the Federal Reserve was expected to continue to tighten its key policy rate. In alignment with the bullish-run on Equities, the Stock Indices Sector of the Fund outperformed all other sectors. In the Bonds Sector, the U.S Treasury yield curve remained inverted which led to an underperformance of the Fund’s positions in the Bonds Sector. The Fund’s positions in Commodities also suffered due to the underperformance of the Grains, Energy, Metals and Agricultural Sectors. Moreover, the U.S dollar weakened substantially in November as risk-on sentiment reduced demand for safe-haven assets. The expected slowdown in the pace of monetary tightening made the U.S dollar a less attractive currency relative to its counterparts. Furthermore, even though the Euro rose above parity, the Fund’s positions in the Currencies Sector faced negative returns. As such, the Fund ended the month of November with a performance of -2.39% and -2.36% for Class A shares and Class I shares respectively.

December 2022

During December, there were notable shifts in the performance of the markets. The Stock Indices Sector changed from outperforming all other sectors in November to being the worst performing sector in December for the Fund. A factor that contributed to this shift was the raising of the short-term borrowing rate which was increased by 0.5% by the Federal Reserve. In the Bonds Sector, the Fund experienced some relief as it was the only sector to provide positive returns for the Fund in December. The Bank of Japan’s decision to ease yield curve control by 25 basis points to deal with its highest inflation in 40 years and an increasingly illiquid market for Japanese bonds, contributed to the Fund’s positive performance in Bonds. The Fund’s positions in Commodities continued to suffer as the Energy Sector forfeited some yearly gains, suffering primarily from a drop in U.S. natural gas prices attributable to milder temperatures. In addition to the underperformance of the Metals and Agricultural Sectors, the Currencies Sector also underperformed as the U.S. dollar continued to weaken as a result of a slowdown in manufacturing activity and a slightly softening U.S. labor market. However, the Euro and Pound Sterling appreciated, as did the Japanese Yen in the aftermath of the Bank of Japan’s unexpected change to their yield curve control policy. Ultimately, the Fund ended the month of December with a performance of -1.39% and -1.38% for Class A shares and Class I shares respectively.

January 2023

The New Year brought with it a host of encouraging economic data which left investors cautiously optimistic that Global Markets would divert from the turmoil that plagued 2022. With a drop in the U.S. inflation rate and better-than-expected

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

gains in the labor market, investors determined that conditions would’ve been favorable enough to warrant a less aggressive approach by the Federal Reserve with regards to future interest rate hikes. During the month of January, Global Equity Markets surged, providing positive returns for the Fund. The rise in Government Bond prices as a result of improving economic data adversely affected the Fund’s positions, resulting in negative returns in the Bonds Sector. Commodity Markets got a boost as the world’s largest consumer of industrial metals, China, moved towards a reopening of its economy. The Fund, however, suffered losses in its positions in the Metals Sector. Losses in the Energy Sector also contributed to the Fund’s underperformance in Commodities, as well as its underperformance overall. Ultimately, the Fund ended the month of January with a performance of -3.77% and -3.71% for Class A shares and Class I shares respectively.

February 2023

During the month of February, Equities in the U.S. and Asia fell while Global Bond yields rallied as investors worried about the rate at which inflation was occurring. This movement was capitalized by the Fund as positions held in the Bond Markets yielded positive returns. Geopolitical maneuverings, however, adversely affected the Fund’s positions in the Energy Sector as tensions between the European Union and Russia, coupled with the reopening of China, resulted in volatile energy prices. The Fund’s positions in the Grains Sector also took a hit due to a severe drought that affected harvests in the world’s biggest exporter of Soybeans, Argentina. Nevertheless, positive returns in the Bonds, Currencies, Metals and Agricultural Sectors helped to counteract the negative performance of other sectors, resulting in overall positive returns for the Fund. The Fund ended the month of February with a performance of 1.45% and 1.29% for Class A shares and Class I shares respectively.

March 2023

In March, the sudden collapse of Silicon Valley Bank and the forced bail-out of Credit Suisse Group AG by UBS Group AG, led to concerns about the Global Banking Sector, which notably shifted the performance of financial markets. The unexpected crisis caused high volatility for most major benchmark indices as well as panic across Global Markets. Although U.S. Equities rebounded after two weeks, the Fund underperformed in the Stock Indices Sector during the month. U.S. Government Bond Markets experienced a sharp rally as investors initially fled stocks for safer assets, however, the Fund’s positions in the Bonds Sector also negatively performed. In the Commodities Sector, prices for Gold surged and this movement was capitalized by the Fund. Despite the positive performance of the Fund’s positions in Gold, the Federal Reserve’s interest rate hike of 25 basis points triggered mixed performances across currencies and ultimately contributed to the Fund’s underperformance overall. As such, the Fund ended the month of March with a performance of -9.86% and -9.73% for Class A shares and Class I shares respectively.

April 2023

During April, there was a positive shift in the performance of the markets. High volatility levels in March had subsided significantly. Economic data throughout the month triggered speculation that the Federal Reserve’s expected interest rate hike of 25 basis points in May would be followed by a pause in the central bank’s policy tightening efforts. The Fund’s positions in the Metals, Currencies and Agricultural Sectors performed positively. Precious Metals continued their upward trend for the year as uncertainties surrounding the Banking Sector, U.S. dollar and U.S. short-term rates, propelled price higher. Moreover, with the price of Raw Sugar surging in excess of 20% for the month and Cocoa reaching a new three-year high, the Fund was able to capture healthy gains on long positions held in these markets. Despite this positive return,

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

the Fund underperformed in the Energy and Grains Sectors. Nevertheless, the Fund ended the month of April with a performance of 0.32% and 0.31% for Class A shares and Class I shares respectively.

Summary of Investment Strategy

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in U.S. and international, including emerging market, commodity, and financial futures and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: Currencies, Interest Rates, Bonds, Stock Indices, Metals, Energy, Grains and Agricultural Sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation and market volatility of potential investments.

Impact of External Events

Although there can be no assurances and past performances do not guarantee future results, we believe that the impact of adverse developments in specific market sectors on the Fund’s overall performance can be mitigated by the Fund’s diversified asset allocation and risk management strategy. During the reporting period, none of the services provided by the Fund’s Adviser or any of its third-party service providers were disrupted as a result of the ongoing COVID-19 Pandemic or the ongoing Russia-Ukraine conflict.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Angelique Tuitt

Chief Compliance Officer,

Superfund Advisors, Inc.

*	Glossary of Indices mentioned in this document:

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	Tracks the performance of the U.S. dollar denominated U.S. Treasury Bills’ remaining term to final maturity of 3 months.

The views expressed in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

7479-NLD 06/09/2023

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Superfund Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2023

The Fund’s performance figures* for the six months ended April 30, 2023, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Five Years	Since Inception(a)
Class A	(15.02)%	(23.58)%	(1.19)%	3.84%	2.87%
Class A with 5.75% load(b)	(19.96)%	(27.98)%	(3.12)%	2.62%	2.22%
Class I	(14.97)%	(23.60)%	(1.21)%	3.88%	3.00%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(c)	2.10%	2.84%	1.00%	1.45%	0.96%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the fee waiver noted below. Past performance is no guarantee of future results. The Fund’s total annual operating expenses prior to expense waivers are 3.24% and 2.99% for Class A and Class I shares, respectively, per the March 1, 2023 prospectus (as amended). For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

The Fund’s Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and service (12b-1) fees and acquired fund fees and expenses, until February 28, 2024 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2024. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 28, 2024, at which time it will be determined whether such agreements will be renewed or revised.

(a)	Superfund Managed Futures Strategy Fund Class A shares and Class I shares commenced operations on December 31, 2013.

(b)	Effective as of February 28, 2020, the Fund has waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus.

(c)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The Fund’s asset classes are as follows:

Holdings by Asset Class	% of Net Assets
Other Assets Less Liabilities (1)	100.0%
100.0%

(1)	The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities”; however, the portfolio composition detailed above does not include derivatives exposure. See the Notes to Consolidated Financial Statements for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

OPEN FUTURES CONTRACTS
Number of				Fair Value/Unrealized
Contracts(a)	Open Long Futures Contracts	Expiration Date	Notional Amount	Appreciation (Depreciation)
3	CBOT 10 Year US Treasury Note(b)	06/21/2023	$345,609	$(1,483)
2	CBOT Oats Future(b)	07/14/2023	31,200	(2,538)
1	CBOT Rough Rice Future(b)	07/14/2023	34,750	75
6	CBOT US Treasure Bond Futures(b)	06/21/2023	789,936	1,832
3	CME British Pound Currency Future(b)	06/16/2023	235,856	3,183
4	CME E-Mini Standard & Poor’s 500 Index Future	06/16/2023	837,700	6,692
6	CME Euro Foreign Exchange Currency Future(b)	06/16/2023	828,637	3,056
5	CME Euro FX/British Pound Cross Rate Currency(b)	06/16/2023	548,969	(8,401)
6	CME Euro FX/Japanese Yen Cross Rate Currency(b)	06/16/2023	112,065,000	20,216
6	CME Feeder Cattle Future(b)	08/31/2023	692,175	11,263
5	CME Live Cattle Future(b)	06/30/2023	330,950	3,780
5	CME Live Cattle Future(b)	08/31/2023	327,550	5,240
1	CME Nikkei 225 Index Future	06/08/2023	145,425	2,925
4	CME Swiss Franc Currency Future(b)	06/16/2023	562,525	1,619
2	CME Yen Denominated Nikkei 225 Index Future	06/08/2023	29,065,000	2,581
5	Cocoa Future(b)	07/14/2023	110,650	647
5	COMEX Gold 100 Troy Ounces Future(b)	06/28/2023	999,550	(4,545)
2	COMEX Silver Future(b)	07/27/2023	252,260	(1,265)
2	Eurex DAX Index Future	06/16/2023	801,100	18,272
3	Eurex EURO STOXX 50 Future	06/16/2023	129,600	6,952
6	Euronext CAC 40 Index Future	05/19/2023	447,840	1,525
10	Euronext Milling Wheat Future(b)	09/11/2023	118,250	(10,066)
4	Euronext Rapeseed Future(b)	07/31/2023	87,650	(5,000)
8	FTSE 100 Index Future	06/16/2023	629,000	(2,048)
1	HKG Hang Seng Index Future	05/30/2023	990,000	(274)
1	ICE Brent Crude Oil Future(b)	05/31/2023	80,330	(2,490)
1	ICE Brent Crude Oil Future(b)	06/30/2023	79,920	(2,470)
1	KCBT Hard Red Winter Wheat Future(b)	07/14/2023	38,813	(2,388)
4	LME Lead Future(b)	06/19/2023	214,800	2,763
2	LME Primary Aluminum Future(b)	06/19/2023	117,200	(1,375)
48	MDE Kuala Lumpur Composite Index Future	05/31/2023	3,392,400	(4,759)
1	MEFF Madrid IBEX 35 Index Future	05/19/2023	92,380	(2,656)
3	Montreal Exchange S&P/TSX 60 Index Future	06/15/2023	749,100	3,061
7	NYBOT CSC Number 11 World Sugar Future(b)	06/30/2023	206,584	22,030
1	NYBOT CTN Frozen Concentrated Orange Juice A(b)	07/11/2023	40,282	(443)
3	NYMEX Brent Crude Oil Last Day Future Contract(b)	05/31/2023	240,990	7,680
2	NYMEX Light Sweet Crude Oil Future(b)	05/22/2023	153,560	(8,855)
1	NYMEX Light Sweet Crude Oil Future(b)	06/20/2023	76,610	(5,140)
1	NYMEX NY Harbor ULSD Futures(b)	06/30/2023	100,040	(4,893)
10	OML Stockholm OMXS30 Index Future	05/19/2023	2,265,000	1,179
2	OSE Gold Future(b)	12/25/2023	17,200,000	8,087
1	OSE Gold Future(b)	02/26/2024	8,600,000	4,066
26	OSE Nikkei 225 mini Future	06/08/2023	75,062,000	15,085
3	OSE Platinum Future(b)	12/25/2023	6,880,500	3,756
6	OSE Platinum Future(b)	02/26/2024	13,722,000	5,002
2	Robusta Coffee Future 10-Tonne(b)	07/25/2023	48,180	940
7	SAFEX FTSE/JSE Top 40 Index Future	06/15/2023	5,126,940	(2,939)
7	SFE S&P ASX Share Price Index 200 Future	06/15/2023	1,280,650	(1,980)

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of				Fair Value/Unrealized
Contracts(a)	Open Long Futures Contracts	Expiration Date	Notional Amount	Appreciation (Depreciation)
7	SGX MSCI Singapore Index Future	05/30/2023	$209,020	$(2,595)
3	SGX Nifty 50 Index Futures	05/25/2023	108,774	1,687
2	SGX Nikkei 225 Stock Index Future	06/08/2023	28,875,000	3,604
2	TSE Japanese 10 Year Bond Futures(b)	06/13/2023	297,200,000	4,110
6	TSE TOPIX (Tokyo Price Index) Future	06/08/2023	123,480,000	19,828
2	White Sugar Future(b)	07/14/2023	71,160	8,580
	Net Unrealized Appreciation on Long Futures Contracts			$122,713

OPEN FUTURES CONTRACTS
Number of				Fair Value/Unrealized
Contracts(a)	Open Short Futures Contracts	Expiration Date	Notional Amount	Appreciation (Depreciation)
2	3 Month Euro Euribor Future(b)	09/18/2023	$481,300	$(618)
1	CBOE Volatility Index Future	05/17/2023	18,436	1,064
10	CBOT 2 Year US Treasury Note Future(b)	06/30/2023	2,061,640	(6,331)
6	CBOT 30 Day Federal Funds Future(b)	07/31/2023	2,372,690	833
1	CBOT 30 Day Federal Funds Future(b)	08/31/2023	395,636	(21)
11	CBOT 5 Year US Treasury Note(b)	06/30/2023	1,207,162	613
16	CBOT Corn Future(b)	07/14/2023	468,000	(7,767)
2	CBOT Soybean Future(b)	07/14/2023	141,925	(1,388)
4	CBOT Soybean Meal Future(b)	07/14/2023	172,960	4,280
3	CBOT Wheat Future(b)	07/14/2023	95,062	5,013
5	CME Australian Dollar Currency Future(b)	06/16/2023	331,425	(1,021)
5	CME Canadian Dollar Currency Future(b)	06/20/2023	369,725	(3,350)
1	CME E-Mini NASDAQ 100 Index Future	06/16/2023	266,406	(27,249)
2	CME E-mini Russell 2000 Index Futures	06/16/2023	177,480	1,436
15	CME Japanese Yen Currency Future(b)	06/16/2023	1,386,469	22,668
4	CME Lean Hogs Future(b)	06/14/2023	146,720	9,860
27	CME Mexican Peso Currency Future(b)	06/16/2023	743,175	(17,376)
23	CME New Zealand Dollar Currency Future(b)	06/16/2023	1,422,550	(3,879)
2	COMEX Copper Future(b)	07/27/2023	194,525	(613)
8	Eurex 10 Year Euro BUND Future(b)	06/08/2023	1,084,480	(14,841)
5	Eurex 2 Year Euro SCHATZ Future(b)	06/08/2023	528,375	(1,769)
1	Eurex 30 Year Euro BUXL Future(b)	06/08/2023	139,500	515
13	Eurex 5 Year Euro BOBL Future(b)	06/08/2023	1,533,610	(15,129)
2	Euro-BTP Italian Bond Futures(b)	06/08/2023	229,700	(2,604)
1	Euronext Maize Future(b)	06/05/2023	11,675	799
6	French Government Bond Futures(b)	06/08/2023	779,940	(7,702)
9	FVSA index - Mini-Futures on VSTOXX	05/17/2023	17,325	202
2	HKG Hang Seng China Enterprises Index Future	05/30/2023	670,000	(879)
2	ICE Gas Oil Future(b)	05/11/2023	139,000	12,400
3	ICE Gas Oil Future(b)	06/12/2023	208,350	9,400
2	LME Copper Future(b)	06/19/2023	429,650	7,575
1	LME Lead Future(b)	06/19/2023	53,700	(1,750)
11	LME Primary Aluminum Future(b)	06/19/2023	644,600	15,163
7	Long Gilt Future(b)	06/28/2023	710,220	5,543
1	MDE Crude Palm Oil Future(b)	07/14/2023	83,450	1,596

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of				Fair Value/Unrealized
Contracts(a)	Open Short Futures Contracts	Expiration Date	Notional Amount	Appreciation (Depreciation)
1	Montreal Exchange 10 Year Canadian Bond Future(b)	06/21/2023	$126,080	$(1,324)
2	Montreal Exchange 3 Month Canadian Bank Acceptance(b)	09/18/2023	475,825	229
2	Montreal Exchange 3 Month Canadian Bank Acceptance(b)	12/18/2023	477,125	(393)
7	NYBOT CSC Cocoa Future(b)	07/14/2023	205,590	(1,160)
5	NYBOT CTN Number 2 Cotton Future(b)	07/07/2023	202,000	955
2	NYBOT FINEX United States Dollar Index Future(b)	06/16/2023	202,806	729
1	NYMEX Henry Hub Natural Gas Futures(b)	08/29/2023	26,260	190
4	NYMEX NY Harbor ULSD Futures(b)	05/31/2023	399,353	20,811
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	05/31/2023	425,057	(5,279)
2	One-Month SOFR Futures(b)	06/30/2023	791,188	104
2	One-Month SOFR Futures(b)	07/31/2023	791,022	(104)
7	OSE Rubber Future(b)	09/25/2023	7,283,500	949
5	SFE 10 Year Australian Bond Future(b)	06/15/2023	483,300	(5,834)
6	SFE 90 Day Australian Bank Accepted Bills Future(b)	09/07/2023	5,776,800	(93)
6	SFE 90 Day Australian Bank Accepted Bills Future(b)	12/07/2023	5,778,600	(1,326)
17	SGX FTSE China A50 Futures Contract	05/30/2023	224,332	(4,338)
5	SGX FTSE Taiwan Index Futures	05/30/2023	271,350	(1,090)
1	Three-Month SOFR Futures(b)	09/19/2023	237,287	425
3	WCE Canola Future(b)	07/14/2023	42,204	619
	Net Unrealized Depreciation on Short Futures Contracts			$(11,257)

	Net Unrealized Appreciation on Futures Contracts			$111,456

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

(a)	All collateral for open futures contracts consists of cash included as deposits with the broker.

(b)	All portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

BOBL	Bundes Obligation

CAC	French Stock Market Index

CBOE	Chicago Board Options Exchange

CBOT	Central Bank of Turkey

CME	Chicago Mercantile Exchange

COMEX	Commodity Exchange

CSC	Canadian Securities Course

CTN	Customer Transaction Note

DAX	Deutscher Aktienindex

FINEX	Financial Instruments Exchange

FTSE	Financial Times Stock Exchange

IBEX	Spanish Stock Index

ICE	Intercontinental Exchange Inc.

JSE	Johannesburg Stock Exchange

KCBT	Kansas City Board of Trade

LME	London Metal Exchange

MDE	Malaysia Derivatives Exchange

MEFF	Mercado Espanol de Futuros Financieros

MGE	Minneapolis Grain Exchange

NYBOT	The New York Board of Trade

NYMEX	The New York Mercantile Exchange

OMXS	Stockholm Index

OSE	Osaka Securities Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

S&P	Standard & Poor’s

SAFEX	South Asian Federation of Stock Exchanges

SFE	Sydney Futures Exchange

SGX	Stock Exchange of Singapore

STOXX	Stock Index of Eurozone Stocks

TSE	Tokyo Stock Exchange

ULSD	Ultra Low Sulfur Diesel

VSTOXX	Volatility Derivatives on Eurex Exchange

WCE	Winnipeg Commodity Exchange

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Forward Foreign Currency Contracts

			Currency Units to		Unrealized
Foreign Currency	Settlement Date	Counterparty	Receive/Deliver	In Exchange for	Appreciation/(Depreciation)
To Buy:
Australian Dollar	06/21/2023	ADM Investor Services, Inc.	200,000	$132,628	$(1,367)
Brazilian Real	06/21/2023	StoneX Group, Inc.	2,100,000	416,864	15,390
British Pound	06/21/2023	ADM Investor Services, Inc.	400,000	503,252	3,540
Canadian Dollar	06/21/2023	ADM Investor Services, Inc.	400,000	295,592	(2,846)
Chilean Peso	06/21/2023	StoneX Group, Inc.	120,000,000	147,556	2,366
Chinese Yuan Reminbi	06/21/2023	StoneX Group, Inc.	1,200,000	173,310	(1,581)
Columbian Peso	06/21/2023	StoneX Group, Inc.	600,000,000	126,206	1,192
Czech Koruna	06/21/2023	ADM Investor Services, Inc.	6,000,000	280,280	9,998
Danish Krone	06/21/2023	ADM Investor Services, Inc.	4,800,000	712,040	6,199
Euro	06/21/2023	ADM Investor Services, Inc.	800,000	884,136	7,720
Hungarian Forints	06/21/2023	ADM Investor Services, Inc.	80,000,000	232,580	13,046
Indian Rupee	06/21/2023	StoneX Group, Inc.	35,000,000	426,790	3,785
Indonesia Rupiah	06/21/2023	StoneX Group, Inc.	10,000,000,000	681,160	16,876
Japanese Yen	06/21/2023	ADM Investor Services, Inc.	60,000,000	443,854	(17,463)
Mexican Peso	06/21/2023	ADM Investor Services, Inc.	2,500,000	137,578	3,242
New Zealand Dollar	06/21/2023	ADM Investor Services, Inc.	300,000	185,442	(5,052)
Peruvian Sole	06/21/2023	StoneX Group, Inc.	1,600,000	430,170	9,737
Philippine Peso	06/21/2023	StoneX Group, Inc.	60,000,000	1,081,562	(15,364)
Polish Zloty	06/21/2023	ADM Investor Services, Inc.	2,000,000	479,115	21,324
Singapore Dollar	06/21/2023	ADM Investor Services, Inc.	800,000	600,636	(1,947)
South African Rand	06/21/2023	ADM Investor Services, Inc.	500,000	27,202	(801)
South Korean Won	06/21/2023	StoneX Group, Inc.	100,000,000	74,904	(3,751)
Swedish Krona	06/21/2023	ADM Investor Services, Inc.	2,400,000	234,616	326
Swiss Franc	06/21/2023	ADM Investor Services, Inc.	900,000	1,012,959	12,326
Taiwanese Dollar	06/21/2023	StoneX Group, Inc.	3,000,000	97,964	(2,673)
Thailand Baht	06/21/2023	StoneX Group, Inc.	8,000,000	235,718	(2,062)
				$10,054,114	$72,160

To Sell:
Australian Dollar	06/21/2023	ADM Investor Services, Inc.	500,000	$335,184	$3,615
Brazilian Real	06/21/2023	StoneX Group, Inc.	900,000	166,416	(12,240)
British Pound	06/21/2023	ADM Investor Services, Inc.	200,000	241,142	(10,484)
Canadian Dollar	06/21/2023	ADM Investor Services, Inc.	700,000	513,456	(3,831)
Chinese Yuan Reminbi	06/21/2023	StoneX Group, Inc.	6,000,000	870,752	4,200
Columbian Peso	06/21/2023	StoneX Group, Inc.	600,000,000	121,778	(4,428)
Czech Koruna	06/21/2023	ADM Investor Services, Inc.	6,000,000	262,728	(17,552)
Danish Krone	06/21/2023	ADM Investor Services, Inc.	2,400,000	345,174	(10,847)
Euro	06/21/2023	ADM Investor Services, Inc.	600,000	643,000	(20,101)
Hungarian Forints	06/21/2023	ADM Investor Services, Inc.	60,000,000	155,602	(18,834)

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Forward Foreign Currency Contracts (Continued)

			Currency Units to		Unrealized
Foreign Currency	Settlement Date	Counterparty	Receive/Deliver	In Exchange for	Appreciation/(Depreciation)
To Sell: (continued)
Indian Rupee	06/21/2023	StoneX Group, Inc.	35,000,000	$420,926	$(5,864)
Indonesia Rupiah	06/21/2023	StoneX Group, Inc.	10,000,000,000	650,764	(30,396)
Japanese Yen	06/21/2023	ADM Investor Services, Inc.	120,000,000	879,397	9,690
Mexican Peso	06/21/2023	ADM Investor Services, Inc.	2,500,000	129,380	(8,199)
New Zealand Dollar	06/21/2023	ADM Investor Services, Inc.	700,000	432,571	(126)
Norwegian Krone	06/21/2023	ADM Investor Services, Inc.	2,400,000	232,097	6,299
Philippine Peso	06/21/2023	StoneX Group, Inc.	78,000,000	1,403,007	(3,024)
Polish Zloty	06/21/2023	ADM Investor Services, Inc.	1,200,000	268,883	(18,586)
South African Rand	06/21/2023	ADM Investor Services, Inc.	3,000,000	163,684	470
South Korean Won	06/21/2023	StoneX Group, Inc.	500,000,000	380,605	6,085
Swedish Krona	06/21/2023	ADM Investor Services, Inc.	3,000,000	286,293	(6,976)
Swiss Franc	06/21/2023	ADM Investor Services, Inc.	700,000	759,712	(28,142)
Taiwanese Dollar	06/21/2023	StoneX Group, Inc.	21,000,000	692,159	6,409
Thailand Baht	06/21/2023	StoneX Group, Inc.	16,000,000	459,770	(11,667)
				$10,832,480	$(174,529)

Net unrealized depreciation on forward foreign currency contracts					$(102,369)

Cross Currency Contracts:

				Local Currency
		Settlement		Amount	Local Currency	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased	Amount Sell	Value Buy	Value Sell	Appreciation/(Depreciation)
To Buy:	To Sell:
Australian Dollar	Japanese Yen	6/21/2023	ADM Investor Services, Inc.	800,000	72,095,800	$530,510	$(533,333)	$(2,823)
Australian Dollar	New Zealand Dollar	6/21/2023	ADM Investor Services, Inc.	400,000	433,364	265,255	(267,879)	(2,624)
British Pound	Canadian Dollar	6/21/2023	ADM Investor Services, Inc.	400,000	659,826	503,251	(487,598)	15,653
British Pound	Euro	6/21/2023	ADM Investor Services, Inc.	263,259	300,000	331,214	(331,551)	(337)
British Pound	Japanese Yen	6/21/2023	ADM Investor Services, Inc.	200,000	32,373,800	251,626	(239,487)	12,139
British Pound	Swiss Franc	6/21/2023	ADM Investor Services, Inc.	356,612	400,000	448,663	(450,202)	(1,539)
Canadian Dollar	Australian Dollar	6/21/2023	ADM Investor Services, Inc.	552,288	600,000	408,130	(397,883)	10,247
Canadian Dollar	British Pound	6/21/2023	ADM Investor Services, Inc.	332,252	200,000	245,528	(251,626)	(6,098)
Canadian Dollar	Japanese Yen	6/21/2023	ADM Investor Services, Inc.	1,300,000	127,807,111	960,675	(945,461)	15,214

See accompanying notes to consolidated financial statements.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023 (Unaudited) (Continued)

Forward Foreign Currency Contracts (Continued)
Cross Currency Contracts (Continued):

				Local Currency	Local Currency
		Settlement		Amount	Amount Purchased	U.S. Dollar Market	U.S. Dollar Market	Unrealized
Foreign Currency		Date	Counterparty	Purchased Sell	Sell	Value Buy	Value Sell	Appreciation/(Depreciation)
To Buy:
(continued)
Czech Koruna	Euro	6/21/2023	ADM Investor Services, Inc.	6,000,000	252,664	$280,280	$(279,236)	$1,044
Euro	British Pound	6/21/2023	ADM Investor Services, Inc.	500,000	442,417	552,584	(556,618)	(4,034)
Euro	Czech Koruna	6/21/2023	ADM Investor Services, Inc.	248,674	6,000,000	274,826	(280,280)	(5,454)
Euro	Hungarian Forints	6/21/2023	ADM Investor Services, Inc.	246,330	100,000,000	272,237	(290,725)	(18,488)
Euro	Japanese Yen	6/21/2023	ADM Investor Services, Inc.	400,000	58,043,600	442,068	(429,381)	12,687
Euro	Norwegian Krone	6/21/2023	ADM Investor Services, Inc.	328,228	3,600,000	362,747	(338,697)	24,050
Euro	Swedish Krona	6/21/2023	ADM Investor Services, Inc.	482,309	5,400,000	533,033	(527,885)	5,148
Euro	Swiss Franc	6/21/2023	ADM Investor Services, Inc.	908,732	900,000	1,004,302	(1,012,955)	(8,653)
Hungarian Forints	Euro	6/21/2023	ADM Investor Services, Inc.	100,000,000	255,522	290,725	(282,395)	8,330
Japanese Yen	Australian Dollar	6/21/2023	ADM Investor Services, Inc.	79,313,218	900,000	586,725	(596,824)	(10,099)
Japanese Yen	Canadian Dollar	6/21/2023	ADM Investor Services, Inc.	86,485,770	900,000	639,784	(665,082)	(25,298)
Japanese Yen	Euro	6/21/2023	ADM Investor Services, Inc.	27,789,000	200,000	205,571	(221,034)	(15,463)
Japanese Yen	Swiss Franc	6/21/2023	ADM Investor Services, Inc.	42,707,250	300,000	315,930	(337,652)	(21,722)
New Zealand Dollar	Australian Dollar	6/21/2023	ADM Investor Services, Inc.	868,553	800,000	536,886	(530,510)	6,376
Norwegian Krone	Euro	6/21/2023	ADM Investor Services, Inc.	1,800,000	154,092	169,348	(170,298)	(950)
Swedish Krona	Euro	6/21/2023	ADM Investor Services, Inc.	2,400,000	212,558	234,616	(234,912)	(296)
Swiss Franc	British Pound	6/21/2023	ADM Investor Services, Inc.	800,000	722,069	900,404	(908,456)	(8,052)
Swiss Franc	Euro	6/21/2023	ADM Investor Services, Inc.	1,100,000	1,123,034	1,238,056	(1,241,142)	(3,086)
Swiss Franc	Japanese Yen	6/21/2023	ADM Investor Services, Inc.	500,000	73,305,700	562,753	(542,284)	20,469
				357,482,475	488,381,557	$13,347,727	$(13,351,386)	$(3,659)
Net unrealized depreciation on forward foreign currency contracts and forward foreign cross currency contracts								$(106,028)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2023

ASSETS
Cash	$8,372,318
Cash held for collateral at broker for futures and forward foreign currency contracts	2,378,147
Due from Advisor	3,919
Net unrealized appreciation on futures contracts	325,287
Net unrealized appreciation on forward foreign currency contracts	295,191
TOTAL ASSETS	11,374,862

LIABILITIES
Net unrealized depreciation on futures contracts	213,831
Net unrealized depreciation on forward foreign currency contracts	401,219
TOTAL LIABILITIES	615,050
NET ASSETS	$10,759,812

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$14,610,278
Accumulated losses	(3,850,466)
NET ASSETS	$10,759,812

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,519,193
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	555,976
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$6.33

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$6.72

Class I Shares:
Net Assets	$7,240,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,127,910
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$6.42

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2023

INVESTMENT INCOME
Interest	$7,287
TOTAL INVESTMENT INCOME	7,287

EXPENSES
Investment advisory fees	176,663
Distribution (12b-1) fees: Class A	4,904
TOTAL EXPENSES	181,567

Less: Advisory fees waived by the Advisor	(176,663)
Less: 12b-1 fees waived by the Advisor	(4,904)

NET EXPENSES	—
NET INVESTMENT INCOME	7,287

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Futures contracts	(1,609,847)
Forward foreign currency contracts	(59,431)
(1,669,278)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(140,219)
Foreign currency translations	5,574
Forward foreign currency contracts	(140,958)
(275,603)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,944,881)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,937,594)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Month Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income	$7,287	$2,255
Net realized loss	(1,669,278)	(1,601,838)
Net change in unrealized appreciation (depreciation)	(275,603)	220,241
Net decrease in net assets resulting from operations	(1,937,594)	(1,379,342)

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(268,075)	(869,814)
Class I	(524,402)	(2,208,306)
Net decrease in net assets from distributions to shareholders	(792,477)	(3,078,120)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	50	269,326
Class I	121,203	678,139
Net asset value of shares issued in reinvestment of distributions:
Class A	265,816	869,815
Class I	480,964	2,025,787
Redemption fee proceeds:
Class A	—	3
Class I	—	9
Payments for shares redeemed:
Class A	(257,434)	(492,197)
Class I	(217,542)	(3,923,044)
Net increase (decrease) in net assets from shares of beneficial interest	393,057	(572,162)

TOTAL DECREASE IN NET ASSETS	(2,337,014)	(5,029,624)

NET ASSETS
Beginning of Period	13,096,826	18,126,450
End of Period	$10,759,812	$13,096,826

SHARE ACTIVITY
Class A:
Shares Sold	6	30,357
Shares Reinvested	36,817	105,305
Shares Redeemed	(37,337)	(58,506)
Net increase (decrease) in shares of beneficial interest outstanding	(514)	77,156

Class I:
Shares Sold	16,583	78,488
Shares Reinvested	65,616	242,029
Shares Redeemed	(31,164)	(466,750)
Net increase (decrease) in shares of beneficial interest outstanding	51,035	(146,233)

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
	(Unaudited)
Net asset value, beginning of period	$7.95		$10.56	$9.15	$9.29	$7.34	$10.49
Activity from investment operations:
Net investment income (loss) (1)	0.00	(7)	0.00 (7)	0.00 (7)	0.04	0.07	(0.17)
Net realized and unrealized gain (loss) on investments (4)	(1.13)		(0.81)	2.59	0.93	1.88	(1.45)
Total from investment operations	(1.13)		(0.81)	2.59	0.97	1.95	(1.62)

Less distributions from:
Net investment income	(0.49)		(1.13)	(1.18)	(1.11)	—	—
Net realized gains	—		(0.67)	—	—	—	(1.53)
Total distributions	(0.49)		(1.80)	(1.18)	(1.11)	—	(1.53)

Paid in capital from redemption fees(1,7)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$6.33		$7.95	$10.56	$9.15	$9.29	$7.34

Total return (2)	(15.02)	% (8)	(8.31)%	30.58%	11.00%	26.57%	(18.27)%
Net assets, at end of period (000s)	$3,519		$4,424	$5,064	$3,763	$2,926	$2,287

Ratio of gross expenses to average net assets (6)	3.24	% (9)	3.24%	3.24%	3.24%	3.24%	3.24	% (3)

Ratio of net expenses to average net assets (5)	0.00	% (9)	0.00%	0.00%	0.00%	0.93%	3.24	% (3)

Ratio of net investment income (loss) to average net assets	0.12	% (9)	0.02%	0.04%	0.46%	0.77%	(2.01	)% (3)

Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Advisor.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Amount is less than $0.005.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
	(Unaudited)
Net asset value, beginning of period	$8.05		$10.68	$9.24	$9.37	$7.40	$10.54
Activity from investment operations:
Net investment income (loss) (1)	0.00	(7)	0.00 (7)	0.00 (7)	0.05	0.10	(0.15)
Net realized and unrealized gain (loss) on investments (4)	(1.14)		(0.83)	2.62	0.93	1.87	(1.46)
Total from investment operations	(1.14)		(0.83)	2.62	0.98	1.97	(1.61)

Less distributions from:
Net investment income	(0.49)		(1.13)	(1.18)	(1.11)	—	—
Net realized gains	—		(0.67)	—	—	—	(1.53)
Total distributions	(0.49)		(1.80)	(1.18)	(1.11)	—	(1.53)
Paid in capital from redemption fees(1)	0.00	(7)	0.00 (7)	0.00 (7)	0.00 (7)	0.00 (7)	—

Net asset value, end of period	$6.42		$8.05	$10.68	$9.24	$9.37	$7.40
Total return (2)	(14.97	)% (8)	(8.41)%	30.61%	11.05%	26.62%	(18.07)%
Net assets, at end of period (000s)	$7,241		$8,673	$13,063	$8,747	$7,974	$2,310

Ratio of gross expenses to average net assets (6)	2.99	% (9)	2.99%	2.99%	2.99%	2.99%	2.99	% (3)

Ratio of net expenses to average net assets (5)	0.00	% (9)	0.00%	0.00%	0.00%	0.46%	2.99	% (3)

Ratio of net investment income (loss) to average net assets	0.12	% (9)	0.01%	0.04%	0.48%	1.16%	(1.76	)% (3)

Portfolio turnover rate	0	% (8)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(5)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Advisor.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Amount is less than $0.005.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2023

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any sales charge on the purchase. Effective as of February 28, 2020, the Fund waived the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described in the Fund’s prospectus. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (“Board”). The Board has appointed Superfund Advisors Inc. (the “Advisor”) as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determination. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Futures Contracts (1)	$111,456	$—	$—	$111,456
Total	$111,456	$—	$—	$111,456
Liabilities
Forward Foreign Currency Contracts (2)	$—	$106,028	$—	$106,028
Total	$—	$106,028	$—	$106,028

(1)	Represents net unrealized appreciation on futures contracts.

(2)	Represents net unrealized depreciation on forward foreign currency contracts.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Schedule of Investments for more information related to the Fund’s investments.

Futures Contracts – Among other risks, which are disclosed in the Fund’s prospectus and statements of the additional information, and certain of which are discussed below, the Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2023, the Fund recognized realized losses of $1,609,847. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – The Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

		CFC Net Assets at	% of Fund Net Assets at
	Inception Date of CFC	April 30, 2023	April 30, 2023
Superfund-CFC	6/20/2014	$1,588,355	14.76%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to active trading risk, asset-backed securities risk, call option risk, commodities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, expense waiver risk, fixed income securities risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, hedging transactions risk, index risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, model risk, put option risk, regulatory risk, short sales risk, sovereign debt risk, subsidiary risk, tax risk, U.S. Government securities risk, valuation risk, volatility risk and written/sold options risk.

In accordance with its investment objective and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Advisor considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

derivative transactions with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A derivative counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments and the Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Expense Waiver Risk – The Advisor has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) through February 28, 2024. There can be no assurance that the Advisor will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

Forward and Futures Contract Risk – The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, including increases to margin requirements by futures commission merchants as a result of market conditions or periods of high volatility, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A counterparty to a forward and futures contract may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns.

Gap Risk – The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, or adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Model Risk – The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Advisor, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

Subsidiary Risk – By investing in the Superfund-CFC, the Fund is indirectly exposed to the risks associated with the Superfund-CFC’s investments. The commodity-related instruments held by the Superfund-CFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Superfund-CFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Superfund-CFC to operate as described in the Fund’s prospectus and Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2023.

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
Assets:				Liabilities
	Gross Amounts	Derivatives
	of Recognized	available for	Net Amount of	Financial	Collateral
Description	Assets	offset	Assets	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$325,287	$(213,831)	$111,456	$—	$—	$111,456
Forward Foreign Currency Contracts	295,191	(295,191)	—	—	—	—
Total	$620,478	$(509,022)	$111,456	$—	$—	$111,456

				Gross Amounts Not Offset in the
				Consolidated Statement of Assets &
Liabilities:				Liabilities
	Gross Amounts	Derivatives
	of Recognized	available for	Net Amount of	Financial	Collateral
Description	Liabilities	offset	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$(213,831)	$213,831	$—	$—	$—	$—
Forward Foreign Currency Contracts	(401,219)	295,191	(106,028)	—	—	(106,028)
Total	$(615,050)	$509,022	$(106,028)	$—	$—	$(106,028)

(1)	Collateral pledged in table above is capped by the recorded investment balances related to futures contracts and forward foreign currency contracts based on the information that was available to the Fund as of April 30, 2023. Total collateral held by the broker as of April 30, 2023 in the form of cash was $2,378,386 as presented gross as cash held for collateral at broker for futures and forward foreign currency contracts on the Consolidated Statement of Assets and Liabilities.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2023:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity contracts:	Net unrealized appreciation on futures contracts	$86,093	Net unrealized depreciation on futures contracts	$(50,807)
Interest rate contracts:	Net unrealized appreciation on futures contracts	12,613	Net unrealized depreciation on futures contracts	(57,017)
Commodity contracts:	Net unrealized appreciation on futures contracts	175,110	Net unrealized depreciation on futures contracts	(71,980)
Foreign exchange contracts:	Net unrealized appreciation on futures contracts	51,471	Net unrealized depreciation on futures contracts	(34,027)
Foreign exchange contracts:	Net unrealized appreciation on forward foreign currency contracts	295,191	Net unrealized depreciation on forward foreign currency contracts	(401,219)
		$620,478		$(615,050)

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from futures contracts
Equity/Currency/Commodity/Interest Rate	Net realized gain (loss) from forward foreign currency contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2023:

Net Change in Unrealized appreciation on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2023
Futures Contracts	$(53,520)	$7,762	$17,364	$(111,825)	$(140,219)
Forward Foreign Currency Contracts	—	(140,958)	—	—	(140,958)
	$(53,520)	$(133,196)	$17,364	$(111,825)	$(281,177)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2023
Futures Contracts	$(1,045,606)	$(254,518)	$(112,666)	$(197,057)	$(1,609,847)
Forward Foreign Currency Contracts	—	(59,431)	—	—	(59,431)
	$(1,045,606)	$(313,949)	$(112,666)	$(197,057)	$(1,669,278)

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

The notional value of the derivative instruments outstanding as of April 30, 2023, as disclosed in the Consolidated Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined using the first-in-first-out cost method.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2020 to October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2023, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Superfund Advisors Inc. serves as the Fund’s investment advisor. Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The Advisory Agreement will continue in effect year to year, provided that such continuation shall be specifically approved at least annually by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2023, the Advisor earned advisory fees of $176,663.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

Effective February 26, 2019, the Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including distribution and service (12b-1) fees and acquired fund fees and expenses, until February 28, 2024 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. This Agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this expense limitation arrangement will continue in place after February 28, 2024, at which time it will be determined whether such Agreement will be renewed or revised. For the six months ended April 30, 2023, the Advisor waived advisory fees of $176,663. Waived fees are not subject to potential future recoupment.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 28, 2024. The agreement may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that this fee waiver arrangement will continue in place after February 28, 2024, at which time it will be determined whether such arrangement will be renewed or revised. For the six months ended April 30, 2023, pursuant to the Plan, Class A accrued $4,904 in 12b-1 fees, of which $4,904 was waived pursuant to the agreement. Waived Rule 12b-1 fees are not subject to potential future recoupment.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2023, the Distributor received $1,319 in underwriting commissions for sales of Class A shares of which $169 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and depreciation at April 30, 2023, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Depreciation
$—	$—	$—	$—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2022 and October 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2022	October 31, 2021
Ordinary Income	$2,430,212	$1,622,459
Long-Term Capital Gain	647,908	—
	$3,078,120	$1,622,459

As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$791,953	$—	$—	$(2,162,429)	$—	$250,081	$(1,120,395)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain (loss) and accumulated net investment gain (loss) is primarily attributable to the mark-to-market on open futures contracts and forward

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2023

foreign currency contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $1,304.

At October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$1,284,399	$878,030	$2,162,429	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of accumulated losses from the Fund’s wholly owned subsidiary, and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2022 as follows:

Paid
In	Accumulated
Capital	Loss
$(636,057)	$636,057

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. For the six months ended April 30, 2023, and the year ended October 31, 2022, the Fund assessed $0 and $12 respectively in redemption fees.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the 1940 Act. As of April 30, 2023, Superfund USA Holdings, Inc., an affiliate of the Advisor, held 79.14% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund
EXPENSE EXAMPLES
April 30, 2023 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/22	4/30/23	11/1/22 – 4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$849.80	$0.00	0.00%ǂ
Class I	1,000.00	850.30	0.00	0.00%ǂ

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23	11/1/22 – 4/30/23
Class A	$1,000.00	$1,024.79	$0.00	0.00%ǂ
Class I	1,000.00	1,024.79	0.00	0.00%ǂ

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

ǂ	See Notes to Consolidated Financial Statements.

Superfund Managed Futures Strategy Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

Change in Independent Registered Public Accounting Firm

On March 6, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund. The Audit Committee of the Board of Trustees approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Fund as of and for the fiscal year ended October 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal year ended October 31, 2022, and during the subsequent interim period through March 6, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such year or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSRS.

On March 27, 2023, the Audit Committee of the Board of Trustees also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2023.

During the fiscal years ended October 31, 2021 and October 31, 2022, and during the subsequent interim period through March 27, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees, and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

SUPERFD-SAR23

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end management investment companies.

(a)(4) change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President/Principal Executive Officer

Date 7/5/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President/Principal Executive Officer

Date 7/5/23

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Treasurer/Principal Financial Officer

Date 7/5/23